Income Taxes - Schedule of Changes in Company's Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits - January 1	$ 0	$ 0
Gross increases - tax positions in prior period	6,961	0
Gross decreases - tax positions in prior period	0	0
Gross increases - tax positions in current period	1,796	0
Settlement	0	0
Lapse of statute of limitations	0	0
Unrecognized tax benefits - December 31	$ 8,757	$ 0